Short-term trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Disclosure of detailed information about trade and other payables [Table Text Block]

Million euro	2024	Exchange rate	Consolidation scope changes	Other	2025
Trade payables	1,781	(54)	(11)	87	1,803
Work certified in advance	1,227	(101)	(3)	323	1,445
Advance payments	392	(19)	—	6	379
Other non-trade payables	502	(10)	(24)	84	553
TRADE AND OTHER PAYABLES	3,902	(184)	(38)	500	4,180

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Trade payables	1,698	29	2	53	1,781
Work certified in advance	1,124	26	—	77	1,227
Advance payments	406	1	—	(14)	392
Other non-trade payables	419	6	(6)	83	502
TRADE AND OTHER PAYABLES	3,646	63	(4)	198	3,902

Disclosure of detailed information about trade payables [Table Text Block]

Million euro	2024	Exchange rate	Consolidation scope changes	Other	2025
Trade payables	1,203	(47)	(13)	17	1,160
Trade payables sent for reverse factoring	317	—	2	53	372
Withholdings made from suppliers	261	(8)	—	17	271
TRADE PAYABLES	1,781	(54)	(11)	87	1,803

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Trade payables	1,158	24	2	20	1,203
Trade payables sent for reverse factoring	281	—	—	35	317
Withholdings made from suppliers	259	5	—	(2)	261
TRADE PAYABLES	1,698	29	2	53	1,781

Disclosure of detailed information about other non trade payables [Table Text Block]

Million euro	2024	Exchange rate	Consolidation scope changes	Other	2025
Accrued wages and salaries	254	(4)	(19)	22	252
Taxes payable	176	(3)	(6)	6	173
Other payables	72	(3)	1	57	127
OTHER NON- TRADE PAYABLES	502	(10)	(24)	84	553

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Accrued wages and salaries	227	3	(1)	25	254
Taxes payable	162	2	(5)	17	176
Other payables	30	2	—	41	72
OTHER NON- TRADE PAYABLES	419	6	(6)	83	502